Related Party Transactions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Related Party Transactions [Line Items]
Revenue	$ 12,942,657	$ 10,270,988
Related Party [Member]
Related Party Transactions [Line Items]
Revenue	25,429	$ 11,592
Accounts receivable	$ 2,332		$ 11,753